Goodwill and Identifiable Intangible Assets - Changes in Carrying Amount of Goodwill by Operating Segments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Goodwill [Line Items]
Beginning Balance	¥ 21,875	¥ 21,880
Foreign currency translation adjustment	59	(5)
Ending Balance	21,934	21,875
Digital Entertainment [Member]
Goodwill [Line Items]
Beginning Balance	15,182	15,187
Foreign currency translation adjustment	59	(5)
Ending Balance	15,241	15,182
Health & Fitness [Member]
Goodwill [Line Items]
Beginning Balance	6,568	6,568
Foreign currency translation adjustment
Ending Balance	6,568	6,568
Gaming & Systems [Member]
Goodwill [Line Items]
Beginning Balance	125	125
Foreign currency translation adjustment
Ending Balance	¥ 125	¥ 125